Acquisition of U-Protein - Additional Information (Details) - U-Protein € in Thousands	Aug. 22, 2017 CAD ($) shares	Dec. 31, 2020 shares	Apr. 30, 2020 CAD ($)	Apr. 30, 2019 CAD ($)	Aug. 22, 2017 EUR (€) shares
Disclosure Of Business Combinations [Line Items]
Business acquisition, purchase consideration	$ 9,219,000				€ 6,830
Cash	4,063,000				2,700
Deferred acquisition payments	$ 2,134,000		$ 932,000	$ 1,563,000	2,000
Period of deferred acquisition payments	3 years
Transaction costs | $	$ 17,717
Fair value of common shares issued	$ 3,022,000				€ 2,000
Deferred acquisition payments discount rate	16.20%
Number of common shares issued in business acquisition		203,178
Common Shares
Disclosure Of Business Combinations [Line Items]
Number of common shares issued	606,101				606,101